Towd Point Mortgage Trust 2026-CES3

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2026-CES3 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of AMC Diligence, LLC (“AMC”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID
2
7
19
24
124
319
325
452
613
705
785
868
910
930
948
951
991
1019
1030
1038
1039
1046
1204
1211
1233
1321
1341
1420
1449
1466
1539
1540
1572
1662
1883
1900
1914
1982
1999
2004
2013